FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                         212/830-5200

================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund for the period September 1, 1998 through February 28, 1999.

The Fund had net assets of $74,245,630 and 923 active shareholders as of February 28, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,



\s\Steven W. Duff


Steven W. Duff
President

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Tax Exempt Investments (12.18%)
------------------------------------------------------------------------------------------------------------------------------------
 $   750,000   Halifax Hospital Medical Center, Daytona Beach, FL
               LOC NationsBank                                                  04/15/99      3.60%  $   750,312      MIG-1
     525,000   Palm Beach County School District Bonds (b)
               AMBAC Insured                                                    08/01/99      3.63       528,690
   2,750,000   School District of Martin County, FL TAN                         06/30/99      3.57     2,753,347      MIG-1
   5,000,000   School District of Miami - Dade County, FL TAN                   06/30/99      3.52     5,006,882      MIG-1
 -----------                                                                                         -----------
   9,025,000   Total Other Tax Exempt Investments                                                      9,039,231
 -----------                                                                                         -----------
Other Variable Rate Demand Instruments (c) (63.27%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Alachua County, FL IDA (Florida Rock Industries, Inc.)
               LOC NationsBank                                                  11/01/22      3.00%  $  1,000,000              A1+
     400,000   Broward County, FL IDRB (Allied Signal Incorporated)             03/01/99      2.95        400,000              A1
   2,450,000   City of Gainesville, FL IDRB
               (Heat - Pipe Technology, Inc. Project) (b)
               LOC Amsouth Bank                                                 05/01/18      3.10      2,450,000
     500,000   City of Tampa, FL Occupation License Tax Boards - Series 1996A
               FGIC Insured                                                     10/01/18      2.90        500,000    VMIG-1    A1+
   4,215,000   Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
               LOC National Bank of Detroit                                     07/01/04      2.85      4,215,000              A1+
   1,200,000   Florida Development Finance Company
               (Intrepid Powerboats, Inc.) (b)
               LOC Sun Trust Bank                                               06/01/23      3.15      1,200,000
   1,000,000   Florida HFA (Heron Park Project) - Series V
               LOC NationsBank                                                  12/01/29      3.00      1,000,000    VMIG-1
   2,875,000   Florida HFA (Tiffany Club Project)
               LOC NationsBank                                                  09/01/26      3.00      2,875,000    VMIG-1
   1,000,000   Florida State Board of Education (Capital Outlay Project)        12/15/08      2.99      1,000,000              A1+
   3,300,000   Greater Orlando Aviation Authority (Airport Facility Project)
               FGIC Insured                                                     10/01/23      3.40      3,300,000    VMIG-1    A1+
     580,000   Gulf Breeze, FL RB - Series 1985B
               FGIC Insured                                                     12/01/15      2.95        580,000    VMIG-1    A1+
     995,000   Gulf Breeze, FL RB - Series 1985C
               FGIC Insured                                                     12/01/15      2.95        995,000    VMIG-1    A1+
   2,500,000   Highlands County, FL IDRB - Series 1997 (b)
               LOC PNC Bank, N.A.                                               12/01/17      3.10      2,500,000

                      See Notes to Financial Statements.

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Other Variable Rate Demand Instruments (c) (63.27%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,700,000  Highlands County, FL Health Facility Authority RB
               (Adventist Health System/Sunbolt Inc.) - Series 1996B
               LOC Capital Markets Assurance Corp.                              10/01/26      3.00%  $  3,700,000    VMIG-1    A1+
      900,000  Indian River County, FL IDRB (Florida Convention Centers Project)
               LOC Toronto-Dominion Bank                                        01/01/11      3.05        900,000      P1
      710,000  Lee, FL IDRB (Christian & Missionary Alliance) - Series 1985
               LOC Banque Nationale De Paris                                    04/01/10      3.02        710,000              A1
    1,650,000  Marion County, FL IDA
               (Hamilton Products, Incorporation Project) - Series 1995 (b)
               LOC Comerica Bank                                                11/01/15      3.02      1,650,000
    2,000,000  Miami-Dade County, FL IDA Professional Modification
               LOC Bankers Trust Company                                        08/01/18      3.10      2,000,000              A1
      700,000  Ocean Highway & Port Authority, FL RB - Series 1990
               LOC ABN AMRO Bank N.V.                                           12/01/20      2.85        700,000    VMIG-1
    4,100,000  Ocean Highway & Port Authority, FL RB
               (Port, Airport & Marina Improvement)
               LOC ABN AMRO Bank N.V.                                           12/01/20      2.85      4,100,000    VMIG-1    A1+
    1,000,000  Orange County, FL Health Facilities Authority RB
               (Adventist Health System/Sunbelt Obligation)
               LOC Rabobank Nederland                                           11/15/26      2.95      1,000,000              A1+
      900,000  Orange County, FL IDRB
               (Florida Convention Centers Project) - Series A
               LOC Toronto-Dominion Bank                                        01/01/11      3.00        900,000      P1
    3,300,000  Okeechobee County, FL Solid Waste
               (Chambers Waste System of Florida)
               LOC Morgan Guaranty Trust Company                                03/01/06      3.05      3,300,000              A1+
    2,000,000  Palm Beach County, FL IDRB (Northern Gallery of Arts Project)
               LOC Northern Trust                                               05/01/25      2.80      2,000,000              A1+
    1,000,000  Pinellas County, FL Industry Council IDRB
               (Genca Corporation Project) (b)
               LOC PNC Bank, N.A.                                               11/01/09      3.15      1,000,000
      900,000  Polk County, FL IDRB (Florida Convention Center Project)
               LOC Toronto-Dominion Bank                                        01/01/11      3.00        900,000      P1
    2,100,000  St. Johns County, FL IDA Health Facility Revenue
               (Coastal Health Care Investor)
               LOC Kredietbank                                                  12/01/16      3.05      2,100,000              A1
 ------------                                                                                        ------------
   46,975,000  Total Other Variable Rate Demand Instruments                                            46,975,000
 ------------                                                                                        ------------

                      See Notes to Financial Statements.

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                 Value              Standard
  Amount                                                                          Date       Yield     (Note 1)     Moody's & Poor's
  ------                                                                          ----       -----      ------      -------   ------
Put Bond (d) (2.69%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Putnam County, FL Development Authority
               (Seminole Electric) - Series 1984 D
               LOC National Rural Utilities Cooperative Finance Corporation     06/15/99      2.85%  $  2,000,000    VMIG-1    A1+
 ------------                                                                                        ------------
    2,000,000  Total Put Bond                                                                           2,000,000
 ------------                                                                                        ------------
Revenue Bond (4.04%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  The School District of Broward County, FL                        04/20/99      3.65%  $  3,001,187    MIG-1     SP1+
 ------------                                                                                        ------------
    3,000,000  Total Revenue Bond                                                                       3,001,187
 ------------                                                                                        ------------
Tax Exempt Commercial Paper (14.48%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,100,000  City of Orlando, FL Capital Improvement                          03/11/99      3.15%  $  1,100,000      P1      A1+
      200,000  City of Orlando, FL Capital Improvement                          03/11/99      3.00        200,000      P1      A1+
    1,000,000  Palm Beach County, FL HFA
               MBIA Insured                                                     04/08/99      2.95      1,000,000    VMIG-1    A1+
    2,200,000  Palm Beach County, FL HFA
               MBIA Insured                                                     07/28/99      2.85      2,200,000    VMIG-1    A1+
    2,150,000  Sarasota County Public Hospital District RB
               (Sarasota Memorial Hospital)
               LOC Sun Trust Bank                                               04/06/99      2.90      2,150,000    VMIG-1    A1+
    1,000,000  St. Lucie County, FL PCRB
               (Florida Power & Light)                                          05/12/99      2.90      1,000,000    VMIG-1    A1+
    2,000,000  Sunshine State Government Finance Commission RB - Series 1986
               AMBAC Insured                                                    05/19/99      2.85      2,000,000              A1+
    1,100,000  West Orange Memorial Tax District RB - Series 1991A
               LOC Rabobank Nederland                                           04/07/99      2.95      1,100,000    VMIG-1
 ------------                                                                                        ------------
   10,750,000  Total Tax Exempt Commercial Paper                                                       10,750,000
 ------------                                                                                        ------------
               Total Investments (96.66%)  (Cost $71,765,418+)                                         71,765,418
               Cash and Other Assets in Excess of Liabilities (3.34%)                                   2,480,212
                                                                                                     ------------
               Net Assets (100.00%)                                                                  $ 74,245,630
                                                                                                     ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 55,141,342 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
               Class B Shares, 19,104,288 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============

           +    Aggregate cost for federal income tax purposes is identical.








                      See Notes to Financial Statements.

================================================================================


FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     AMBAC      =   American Municipal Bond Assurance Corporation      MBIA     =   Municipal Bond Insurance Association
     FGIC       =   Financial Guaranteed Insurance Company             PCRB     =   Pollution Control Revenue Bond
     HFA        =   Housing Finance Authority                          RB       =   Revenue Bond
     IDA        =   Industrial Development Authority                   TAN      =   Tax Anticipation Note
     IDRB       =   Industrial Development Revenue Bond                TRAN     =   Tax and Revenue Anticipation Note
     LOC        =   Letter of Credit














                      See Notes to Financial Statements.

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1999
(UNAUDITED)
================================================================================





INVESTMENT INCOME
 Income:
    Interest....................................................................$       1,886,848
                                                                                 ----------------
 Expenses: (Note 2)
    Investment management fee...................................................          227,069
    Administration fee..........................................................          119,211
    Shareholder servicing fee (Class A).........................................           98,154
    Custodian fee...............................................................           10,439
    Shareholder servicing and related shareholder expenses......................           23,534
    Legal, compliance and filing fees...........................................           13,520
    Audit and accounting........................................................           24,207
    Trustees' fees..............................................................            3,053
    Amortization of organization expenses.......................................            5,674
    Other.......................................................................            3,445
                                                                                 ----------------
       Total expenses...........................................................          528,306
       Less: Fees waived (Note 2)...............................................(         153,272)
       Less: Expenses paid indirectly (Note 2)..................................(              54)
                                                                                 ----------------
       Net expenses.............................................................          374,980
                                                                                 ----------------
 Net investment income..........................................................        1,511,868

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................          -0-
                                                                                 ----------------
 Increase in net assets from operations.........................................$       1,511,868
                                                                                 ================




                      See Notes to Financial Statements.

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                           Six Months
                                                                              Ended                     Year
                                                                        February 28, 1999               Ended
                                                                           (Unaudited)             August 31, 1998
                                                                            ---------              ---------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income........................................    $        1,511,868        $         3,938,702

     Net realized gain (loss) on investments......................              -0-                           5,663
                                                                       -----------------         ------------------

 Increase in net assets from operations...........................             1,511,868                  3,944,365

 Dividends to shareholders from:

     Net investment income:

     Class A......................................................    (        1,015,936)*      (         3,272,717)*

     Class B......................................................    (          495,932)*      (           665,985)*

     Net realized gain on investments:

     Class A......................................................    (            1,463)       (         --       )

     Class B......................................................    (              303)       (         --       )

 Transactions in shares of beneficial interest (Note 3):

     Class A......................................................    (       64,611,708)                23,066,896

     Class B......................................................    (        5,945,002)                13,266,676
                                                                       -----------------         ------------------

         Total increase...........................................    (       70,558,476)                36,339,235

 Net assets:
     Beginning of period..........................................           144,804,106                108,464,871
                                                                       -----------------         ------------------
     End of period................................................    $       74,245,630        $       144,804,106
                                                                       =================         ==================

     *   Designated as exempt-interest dividends for federal income tax purposes.


                      See Notes to Financial Statements.

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 1999 the Manager voluntarily waived investment management fees and administration fees of $39,737 and $113,535, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $21,486 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund. Also included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $54.

3. Transactions in Shares of Beneficial Interest.

At February 28, 1999, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $74,245,630. Transactions, all at $1.00 per share, were as follows:

     Class A                                           Six Months Ended                      Year Ended
                                                       February 28, 1999                   August 31, 1998
                                                       -----------------                   ---------------
     Sold............................................        102,135,819                        320,606,336
     Issued on reinvestment of dividends.............            913,204                          3,368,914
     Redeemed........................................  (     167,660,731)                 (     300,908,354)
                                                        ----------------                   ----------------
     Net increase (decrease).........................  (      64,611,708)                        23,066,896
                                                        ================                   ================

     Class B                                           Six Months Ended                       Year Ended
                                                       February 28, 1999                   August  31, 1998
                                                       -----------------                   ----------------
     Sold............................................        113,555,327                        133,547,316
     Issued on reinvestment of dividends.............            466,480                            633,588
     Redeemed........................................  (     119,966,809)                 (     120,914,228)
                                                        ----------------                   ----------------
     Net increase (decrease).........................  (       5,945,002)                        13,266,676
                                                        ================                   ================

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 64% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Financial Highlights.
                                                                            Year Ended August 31,
                                                 Six Months Ended     ---------------------------------       Period Ended
 Class A                                         February 28, 1999      1998         1997        1996      August 31, 1995**
 -------                                         -----------------    --------     --------    --------    -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............      $  1.00        $  1.00      $  1.00      $  1.00        $  1.00
                                                       ---------      ---------    ---------    ---------      ---------
 Income from investment operations:
    Net investment income........................         0.013          0.029        0.030        0.031          0.032
 Less distributions:
    Dividends from net investment income.........      (  0.013)      (  0.029)    (  0.030)    (  0.031)      (  0.032)
                                                       ---------      ---------    ---------    ---------      ---------
 Net asset value, end of period..................      $  1.00        $  1.00      $  1.00      $  1.00        $  1.00
                                                       =========      =========    =========    =========      =========
 Total Return....................................         2.57%*         2.92%        3.08%        3.09%          3.60%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................      $  55,142      $ 119,754    $  96,683    $  36,758      $  20,974
 Ratios to average net assets:
 Expenses (Net of waivers and reimbursements)....         0.75%*         0.75%        0.57%        0.56%          0.40%*
 Net investment income...........................         2.59%*         2.86%        3.03%        3.05%          3.54%*
 Expenses paid indirectly........................         --             --           --           0.06%          --
 Management and Administration fees waived and
      expense reimbursed.........................         0.27%*         0.27%        0.51%        0.67%          0.95%*
                                                                            Year Ended August 31,
                                                 Six Months Ended     ---------------------------------      Period Ended
 Class B                                         February 28, 1999      1998         1997        1996      August 31, 1995**
 -------                                         -----------------    --------     --------    --------    -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............      $  1.00        $  1.00      $  1.00      $  1.00        $  1.00
                                                       ---------      ---------    ---------    ---------      ---------
 Income from investment operations:
    Net investment income........................         0.014          0.032        0.033        0.033          0.036
 Less distributions:
    Dividends from net investment income.........      (  0.014)      (  0.032)    (  0.033)    (  0.033)      (  0.036)
                                                       ---------      ---------    ---------    ---------      ---------
 Net asset value, end of period..................      $  1.00        $  1.00      $  1.00      $  1.00        $  1.00
                                                       =========      =========    =========    =========      =========
 Total Return....................................         2.87%*         3.22%        3.34%        3.35%          3.84%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................      $  19,104      $  25,050    $  11,782    $   9,611      $  10,174
 Ratios to average net assets:
 Expenses (Net of waivers and reimbursements)....         0.46%*         0.46%        0.30%        0.31%          0.14%*
 Net investment income...........................         2.83%*         3.16%        3.27%        3.34%          3.78%*
 Expenses paid indirectly........................         --             --           --           0.06%          --
 Management and Administration fees waived and
      expense reimbursed.........................         0.27%*         0.27 %       0.51%        0.67%          0.95%*

 *  Annualized
 ** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







FL299S

     FLORIDA
     DAILY
     MUNICIPAL
     INCOME
     FUND






                               Semi-Annual Report
                                February 28, 1999
                                   (Unaudited)